PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
PROPERTY AND EQUIPMENT
Cost	$ 112,345	$ 111,336
Accumulated amortization	69,368	77,156
Net book value	42,977	34,180
Furniture and fixtures [Member]
PROPERTY AND EQUIPMENT
Cost	2,495	1,885
Accumulated amortization	1,477	1,209
Net book value	1,018	676
Research and development equipment [Member]
PROPERTY AND EQUIPMENT
Cost	35,589	31,896
Accumulated amortization	25,831	23,544
Net book value	9,758	8,352
Production equipment and tooling [Member]
PROPERTY AND EQUIPMENT
Cost	39,426	48,685
Accumulated amortization	23,229	32,766
Net book value	16,197	15,919
Computer equipment [Member]
PROPERTY AND EQUIPMENT
Cost	9,611	9,845
Accumulated amortization	7,279	8,063
Net book value	2,332	1,782
Software [Member]
PROPERTY AND EQUIPMENT
Cost	6,859	8,463
Accumulated amortization	4,346	6,108
Net book value	2,513	2,355
Leasehold improvements [Member]
PROPERTY AND EQUIPMENT
Cost	6,399	5,850
Accumulated amortization	3,950	3,208
Net book value	2,449	2,642
Leased vehicles [Member]
PROPERTY AND EQUIPMENT
Cost	1,122	1,127
Accumulated amortization	752	915
Net book value	370	212
Office equipment [Member]
PROPERTY AND EQUIPMENT
Cost	1,460	1,050
Accumulated amortization	971	594
Net book value	489	456
Monitoring Equipment [Member]
PROPERTY AND EQUIPMENT
Cost	3,881
Accumulated amortization	106
Net book value	3,775
Network equipment [Member]
PROPERTY AND EQUIPMENT
Cost	5,503	2,535
Accumulated amortization	1,427	749
Net book value	$ 4,076	$ 1,786